Cash and Cash Equivalents and Investment Securities - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Restricted cash	$ 74	$ 73
Amounts deposited on a blocked account	73
Current debt securities	85	97
Debt securities [member]
Disclosure of detailed information about borrowings [line items]
Current debt securities	$ 85	$ 97